Document and Entity Information	Nov. 17, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001705843
Document Type	8-K
Document Period End Date	Nov. 17, 2020
Entity Registrant Name	Calyxt, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38161
Entity Tax Identification Number	27-1967997
Entity Address, Address Line One	2800 Mount Ridge Road
Entity Address, City or Town	Roseville
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55113-1127
City Area Code	(651)
Local Phone Number	683-2807
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	CLXT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false